Assets and Liabilities Held for Sale - Disclosure of Detailed Information about Assets and Liabilities Held for Sale (Detail) $ in Millions	Dec. 31, 2019 CAD ($)
Disclosure of assets and liabilities classified as held for sale [line items]
Assets held for sale	$ 83
Liabilities related to assets held for sale	13
Disposal of property, plant and equipment [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Assets held for sale	77
Decommissioning liability [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Liabilities related to assets held for sale	7
Cash [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Assets held for sale	2
Accounts receivable [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Assets held for sale	4
Accounts payable and accrued liabilities [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Liabilities related to assets held for sale	$ 6